Condensed Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Class V [Member]	ClassA ClassAA and ClassAAA [Member]	Class AAAA Units [Member]	Members' Equity	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class V [Member]	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Deficit) Attributable to biote Corp.	Non Controlling Interest
Beginning balance at Dec. 31, 2018	$ 2,454,000		$ 0	$ 0				$ 2,452,000	$ 2,000
Beginning balance, shares at Dec. 31, 2018			979,800	2,000
Vesting of incentive units, Shares				1,000
Distributions	(56,634,000)							(56,634,000)
Net income	21,287,000
Net income	21,287,000							21,287,000
Other comprehensive income(loss)	(35,000)								(35,000)
Ending balance at Dec. 31, 2019	$ (32,928,000)		$ 0	$ 0				(32,895,000)	(33,000)
Ending balance, shares at Dec. 31, 2019	982,800		979,800	3,000
Distributions	$ (13,319,000)							(13,319,000)
Net income	29,162,000
Net income	29,162,000							29,162,000
Other comprehensive income(loss)	10,000								10,000
Ending balance, units at Dec. 31, 2020					982,800
Ending balance at Dec. 31, 2020	(17,075,000)							(17,052,000)	(23,000)	$ (17,075,000)
Ending balance at Dec. 31, 2020	$ (17,075,000)		$ 0	$ 0				(17,052,000)	(23,000)
Ending balance, shares at Dec. 31, 2020	982,800		979,800	3,000
Distributions	$ (2,342,000)							(2,342,000)		(2,342,000)
Other comprehensive income(loss)	(9,000)								(9,000)	(9,000)
Net income	8,841,000							8,841,000		8,841,000
Ending balance, units at Mar. 31, 2021					982,800
Ending balance at Mar. 31, 2021	(10,585,000)							(10,553,000)	(32,000)	(10,585,000)
Beginning balance, units at Dec. 31, 2020					982,800
Beginning balance at Dec. 31, 2020	(17,075,000)							(17,052,000)	(23,000)	(17,075,000)
Beginning balance at Dec. 31, 2020	$ (17,075,000)		$ 0	$ 0				(17,052,000)	(23,000)
Beginning balance, shares at Dec. 31, 2020	982,800		979,800	3,000
Net income	$ 27,139,000
Ending balance, units at Sep. 30, 2021					982,800
Ending balance at Sep. 30, 2021	(1,353,000)							(1,316,000)	(37,000)	(1,353,000)
Beginning balance, units at Dec. 31, 2020					982,800
Beginning balance at Dec. 31, 2020	(17,075,000)							(17,052,000)	(23,000)	(17,075,000)
Beginning balance at Dec. 31, 2020	$ (17,075,000)		$ 0	$ 0				(17,052,000)	(23,000)
Beginning balance, shares at Dec. 31, 2020	982,800		979,800	3,000
Vesting of incentive units, Shares		987,275
Distributions	$ (11,402,000)							(11,402,000)
Net income	32,619,000
Net income	32,619,000							32,619,000
Other comprehensive income(loss)	(17,000)								(17,000)
Ending balance, units at Dec. 31, 2021					982,800
Ending balance at Dec. 31, 2021	4,125,000							4,165,000	(40,000)	4,125,000
Ending balance at Dec. 31, 2021	$ 4,125,000		$ 0	$ 0				4,165,000	(40,000)
Ending balance, shares at Dec. 31, 2021	982,800		979,800	3,000
Beginning balance, units at Mar. 31, 2021					982,800
Beginning balance at Mar. 31, 2021	$ (10,585,000)							(10,553,000)	(32,000)	(10,585,000)
Distributions	(5,625,000)							(5,625,000)		(5,625,000)
Other comprehensive income(loss)	10,000								10,000	10,000
Net income	9,761,000							9,761,000		9,761,000
Ending balance, units at Jun. 30, 2021					982,800
Ending balance at Jun. 30, 2021	(6,439,000)							(6,417,000)	(22,000)	(6,439,000)
Distributions	(3,436,000)							(3,436,000)		(3,436,000)
Other comprehensive income(loss)	(15,000)								(15,000)	(15,000)
Net income	8,537,000							8,537,000		8,537,000
Ending balance, units at Sep. 30, 2021					982,800
Ending balance at Sep. 30, 2021	(1,353,000)							(1,316,000)	(37,000)	(1,353,000)
Beginning balance, units at Dec. 31, 2021					982,800
Beginning balance at Dec. 31, 2021	4,125,000							4,165,000	(40,000)	4,125,000
Distributions	(2,735,000)							(2,735,000)		(2,735,000)
Net income	9,350,000							9,350,000		9,350,000
Other comprehensive income(loss)	6,000								6,000	6,000
Ending balance, units at Mar. 31, 2022					982,800
Ending balance at Mar. 31, 2022	10,746,000							10,780,000	(34,000)	10,746,000
Beginning balance, units at Dec. 31, 2021					982,800
Beginning balance at Dec. 31, 2021	4,125,000							4,165,000	(40,000)	4,125,000
Beginning balance at Dec. 31, 2021	$ 4,125,000		$ 0	$ 0				4,165,000	(40,000)
Beginning balance, shares at Dec. 31, 2021	982,800		979,800	3,000
Share-based compensation	$ 0
Issuance of shares under SEPA		48,565,824
Net income	43,345,000
Net income	102,220,000
Ending balance at Sep. 30, 2022	(109,887,000)					$ 1,000	$ 5,000	(37,178,000)	(6,000)	(37,178,000)	$ (72,709,000)
Ending balance, shares at Sep. 30, 2022						8,339,158	48,565,824
Beginning balance, units at Mar. 31, 2022					982,800
Beginning balance at Mar. 31, 2022	10,746,000							10,780,000	(34,000)	10,746,000
Net loss through May 26, 2022	(207,000)							(207,000)		(207,000)
Beginning balance, units at Mar. 31, 2022					982,800
Beginning balance at Mar. 31, 2022	10,746,000							10,780,000	(34,000)	10,746,000
Distributions	(6,840,000)							(6,840,000)		(6,840,000)
Other comprehensive income(loss)	(5,000)								(5,000)	(5,000)
Business Combination: Capitalized transaction costs	(12,282,000)							(12,282,000)		(12,282,000)
Share-based compensation	79,270,000							79,270,000		79,270,000
Settlement of phantom equity rights	(7,250,000)							(7,250,000)		(7,250,000)
Net income	40,548,000							115,456,000		115,456,000	(74,908,000)
Ending balance at Jun. 30, 2022	(103,512,000)					$ 1,000	$ 5,000	(24,952,000)	(5,000)	(24,951,000)	(78,561,000)
Ending balance, shares at Jun. 30, 2022						7,574,271	48,565,824
Business Combination: Reverse recapitalization on May 26, 2022, units					(982,800)
Business Combination: Reverse recapitalization on May 26, 2022, shares						7,574,271	48,565,824
Business Combination: Reverse recapitalization on May 26, 2022	(207,492,000)					$ 1,000	$ 5,000	(207,498,000)		(207,492,000)
Business Combination: Noncontrolling interest on May 26, 2022								3,619,000	34,000	3,653,000	(3,653,000)
Distributions	(1,035,000)										(1,035,000)
Other comprehensive income(loss)	(4,000)								(1,000)	(1,000)	(3,000)
Share-based compensation	$ 746,000							$ 746,000		$ 746,000
Vesting of RSUs						699,887
Issuance of shares under SEPA	264					65,000		264		264
Net income	$ (6,346,000)							$ (13,236,000)		$ (13,236,000)	6,890,000
Net income	(13,236,000)
Ending balance at Sep. 30, 2022	$ (109,887,000)					$ 1,000	$ 5,000	$ (37,178,000)	$ (6,000)	$ (37,178,000)	$ (72,709,000)
Ending balance, shares at Sep. 30, 2022						8,339,158	48,565,824